Summary of Significant Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Income tax, net of refunds	$ 758	$ 96	$ 59
Interest	$ 3,520	$ 49,283	$ 27,286